Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent Core Funds
Entity Central Index Key	0001669626
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000192839
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Debt Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Emerging Markets Debt Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Emerging Markets Debt Fund earned a return of 20.04%, outperforming its market benchmark, the JPMorgan EMBI Global Diversified Index which returned 18.16%. The Fund’s broad-based benchmark Bloomberg U.S. Aggregate Bond Index earned a return of 10.55% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index	JPMorgan EMBI Global Diversified Index
09/17	10,000	10,000	10,000
10/17	9,906	9,932	10,011
10/18	9,475	9,728	9,571
10/19	10,786	10,848	10,945
10/20	11,270	11,519	11,052
10/21	11,651	11,464	11,540
10/22	8,985	9,666	8,749
10/23	9,800	9,700	9,480
10/24	11,764	10,723	11,202

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	Since Inception 9/5/2017
FundFootnote Reference1	20.04%	1.75%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	0.98%
JPMorgan EMBI Global Diversified Index	18.16%	0.47%	1.60%

AssetsNet	$ 733,574,288
Holdings Count | Holding	260
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$733,574,288	260	11%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Long-Term Fixed Income	98.4%
Short-Term Investments	1.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Ivory Coast Government International Bond	2.0%
State Grid Overseas Investment 2016, Ltd.	1.7%
Argentina Government International Bond	1.6%
Petroleos Mexicanos	1.5%
Uruguay Government International Bond	1.4%
Oman Government International Bond	1.2%
Ecuador Government International Bond	1.1%
Argentina Government International Bond	1.1%
Peru Government International Bond	1.1%
Abu Dhabi Government International Bond	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund changed from being a non-diversified fund to a diversified fund within the meaning of the Investment Company Act of 1940, as amended.

C000215652
Shareholder Report [Line Items]
Fund Name	Thrivent Core Emerging Markets Equity Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Emerging Markets Equity Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Emerging Markets Equity Fund earned a return of 25.46%. The Fund’s broad-based benchmark, MSCI Emerging Markets Index - USD Net Returns, earned a return of 25.32% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	MSCI Emerging Markets Index - USD Net Returns
01/20	10,000	10,000
10/20	10,360	10,581
10/21	11,919	12,375
10/22	8,204	8,536
10/23	9,256	9,457
10/24	11,612	11,852

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	Since Inception 1/31/2020
FundFootnote Reference1	25.46%	3.19%
MSCI Emerging Markets Index - USD Net Returns	25.32%	3.64%

AssetsNet	$ 563,171,629
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$563,171,629	299	76%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.2%
Preferred Stock	1.9%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Company, Ltd.	10.0%
Tencent Holdings, Ltd.	4.8%
Alibaba Group Holding, Ltd.	2.3%
Samsung Electronics Company, Ltd.	2.2%
ICICI Bank, Ltd. ADR	1.9%
Bank Central Asia Tbk PT	1.6%
Tata Consultancy Services, Ltd.	1.4%
MediaTek, Inc.	1.3%
Xiaomi Corporation	1.2%
Agricultural Bank of China, Ltd.	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective February 29, 2024, the Fund changed from being a non-diversified fund to a diversified fund within the meaning of the Investment Company Act of 1940, as amended.

C000195231
Shareholder Report [Line Items]
Fund Name	Thrivent Core International Equity Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core International Equity Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core International Equity Fund earned a return of 23.07%, underperforming its market benchmark, the MSCI World ex-USA Index - USD Net Returns which returned 23.84%. The Fund’s broad-based benchmark MSCI All Country World Index ex-USA - USD Net Returns earned a return of 24.33% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	MSCI All Country World Index ex-USA - USD Net Returns	MSCI World ex-USA Index - USD Net Returns
11/17	10,000	10,000	10,000
10/18	9,292	9,225	9,388
10/19	10,035	10,264	10,429
10/20	9,100	9,996	9,721
10/21	12,537	12,961	13,181
10/22	9,552	9,757	10,276
10/23	10,803	10,934	11,567
10/24	13,296	13,595	14,324

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	Since Inception 11/14/2017
FundFootnote Reference1	23.07%	5.79%	4.17%
MSCI All Country World Index ex-USA - USD Net Returns	24.33%	5.78%	4.51%
MSCI World ex-USA Index - USD Net Returns	23.84%	6.55%	5.29%

AssetsNet	$ 581,793,530
Holdings Count | Holding	320
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$581,793,530	320	87%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.3%
Preferred Stock	0.4%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Shell plc	2.7%
Novartis AG	2.7%
Allianz SE	2.0%
AstraZeneca plc	2.0%
ASML Holding NV	1.8%
Roche Holding AG, Participation Certificates	1.6%
Ferrari NV	1.6%
Deutsche Boerse AG	1.5%
ABB, Ltd.	1.5%
Compass Group plc	1.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000198634
Shareholder Report [Line Items]
Fund Name	Thrivent Core Low Volatility Equity Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Low Volatility Equity Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Low Volatility Equity Fund earned a return of 28.54%, outperforming its market benchmark, the MSCI USA Minimum Volatility Index - USD Net Returns which returned 26.46%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Russell 3000® Index	MSCI USA Minimum Volatility Index - USD Net Returns
02/18	10,000	10,000	10,000
10/18	10,540	10,103	10,580
10/19	12,587	11,465	12,549
10/20	12,711	12,629	12,294
10/21	16,759	18,173	15,658
10/22	15,841	15,173	14,541
10/23	16,011	16,444	14,867
10/24	20,581	22,670	18,800

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	Since Inception 2/28/2018
FundFootnote Reference1	28.54%	10.33%	11.42%
Russell 3000® Index	37.86%	14.60%	13.04%
MSCI USA Minimum Volatility Index - USD Net Returns	26.46%	8.42%	9.92%

AssetsNet	$ 25,077,193
Holdings Count | Holding	140
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$25,077,193	140	56%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	99.6%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Microsoft Corporation	2.6%
Motorola Solutions, Inc.	2.2%
Cisco Systems, Inc.	2.0%
Chubb, Ltd.	2.0%
Verizon Communications, Inc.	1.9%
Texas Instruments, Inc.	1.8%
McDonald's Corporation	1.8%
Broadcom, Inc.	1.7%
Arthur J. Gallagher & Company	1.7%
Roper Industries, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  For the fiscal period ended October 31, 2024, there was a significant increase in the Fund’s gross expenses due to allocation changes that caused a decline in the Fund’s assets over the period. The Fund is only available for investment by other Thrivent entities and affiliates. Effective November 1, 2023, the adviser introduced a contractual agreement to waive a portion of expenses to limit the Total Annual Fund Operating Expenses After fee Waivers and/or  Expense Reimbursements to an annual rate of 0.05% of the average daily net assets of the Fund.

C000241075
Shareholder Report [Line Items]
Fund Name	Thrivent Core Mid Cap Value Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Mid Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Mid Cap Value Fund earned a return of 29.73%, underperforming its market benchmark, the Russell Midcap® Value Index which returned 34.03%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Russell 3000® Index	Russell Midcap® Value Index	S&P MidCap 400 Value Index
02/23	10,000	10,000	10,000	10,000
10/23	9,230	10,481	9,133	8,827
10/24	11,974	14,450	12,243	11,717

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	Since Inception 2/28/2023
FundFootnote Reference1	29.73%	11.36%
Russell 3000® Index	37.86%	24.59%
Russell Midcap® Value Index	34.03%	12.85%
S&P MidCap 400 Value Index	32.74%	9.93%

AssetsNet	$ 479,143,251
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$479,143,251	77	59%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	98.1%
Short-Term Investments	1.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

U.S. Bancorp	2.4%
Carlyle Group, Inc.	2.3%
Imax Corporation	2.1%
United Airlines Holdings, Inc.	2.1%
Healthcare Realty Trust, Inc.	1.9%
M&T Bank Corporation	1.9%
NiSource, Inc.	1.9%
Nucor Corporation	1.8%
Allstate Corporation	1.8%
MKS Instruments, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.

C000171473
Shareholder Report [Line Items]
Fund Name	Thrivent Core Short-Term Reserve Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Short-Term Reserve Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Short-Term Reserve Fund earned a return of 5.73%. The Fund’s broad-based benchmark, Bloomberg U.S. Aggregate Bond Index, earned a return of 10.55% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
05/16	10,000	10,000
10/16	10,032	10,173
10/17	10,144	10,265
10/18	10,347	10,054
10/19	10,615	11,211
10/20	10,746	11,905
10/21	10,764	11,848
10/22	10,901	9,990
10/23	11,476	10,025
10/24	12,133	11,082

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	5 year	Since Inception 5/2/2016
FundFootnote Reference1	5.73%	2.71%	2.30%
Bloomberg U.S. Aggregate Bond Index	10.55%	-0.23%	1.22%

AssetsNet	$ 5,568,936,811
Holdings Count | Holding	295
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$5,568,936,811	295	64%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Short-Term Investments	100.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Farm Credit Bank	0.9%
Consolidated Edison Company of New York, Inc.	0.9%
Victory Receivables Corporation	0.9%
Federal Agricultural Mortgage Corporation	0.8%
Norfina, Ltd.	0.7%
EIDP, Inc.	0.7%
Microchip Technology, Inc.	0.7%
Marriott International, Inc./MD	0.6%
Philip Morris International, Inc.	0.5%
Toyota Finance Australia, Ltd.	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  Effective October 31,2024 Portfolio Turnover Rate Risk is no longer a principal risk factor for the Fund since the Fund’s portfolio turnover rate was less than 100% for the fiscal year ended.

C000234237
Shareholder Report [Line Items]
Fund Name	Thrivent Core Small Cap Value Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Core Small Cap Value Fund (the Fund) for the 12 months ended October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventcorefunds.com/prospectus
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)
Type	Cost of a $10k Investment	Cost Paid as a % of a $10k Investment
Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended October 31, 2024, Core Small Cap Value Fund earned a return of 38.69%, outperforming its market benchmark, the Russell 2000® Value Index which returned 31.77%. The Fund’s broad-based benchmark Russell 3000® Index earned a return of 37.86% over the same period.

Line Graph [Table Text Block]
	FundFootnote Reference1	Russell 3000® Index	Russell 2000® Value Index	S&P SmallCap 600 Value Index
03/22	10,000	10,000	10,000	10,000
10/22	9,360	8,611	9,099	9,306
10/23	8,614	9,333	8,196	8,406
10/24	11,947	12,866	10,800	10,829

Average Annual Return [Table Text Block]
Average Annual Total Returns *	1 Year	Since Inception 3/31/2022
FundFootnote Reference1	38.69%	7.11%
Russell 3000® Index	37.86%	10.22%
Russell 2000® Value Index	31.77%	3.01%
S&P SmallCap 600 Value Index	28.83%	3.12%

AssetsNet	$ 354,164,162
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Advisory Fees Paid
$354,164,162	62	32%	N/A

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.1%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Cushman and Wakefield plc	2.6%
Schneider National, Inc.	2.5%
Summit Materials, Inc.	2.4%
Heartland Financial USA, Inc.	2.2%
Greif, Inc.	2.1%
Bel Fuse, Inc.	2.0%
MKS Instruments, Inc.	2.0%
Cheesecake Factory, Inc.	2.0%
Western Alliance Bancorp	2.0%
Six Flags Entertainment Corporation	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since October 31, 2023. For more complete information, you may review the Fund's next prospectus which will be available at thriventcorefunds.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended October 31, 2024.